Victory Special Value Fund
Victory Special Value Fund
Investment Objective
The Fund seeks to provide long-term growth of capital and dividend income.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 46 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Special Value Fund	Class A		Class C		Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 51 of the Fund's Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Special Value Fund		Class A	Class C		Class I	Class R	Class Y
Management Fees		0.75%	0.75%		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%		none	0.50%	none
Other Expenses	[1]	0.27%	0.48%		0.25%	0.34%	0.97%
Total Annual Fund Operating Expenses		1.27%	2.23%		1.00%	1.59%	1.72%
Fee Waiver/Expense Reimbursement		none	(0.03%)		none	none	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.27%	2.20%	[2]	1.00%	1.59%	1.03%	[2]
[1]	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class C and Class Y shares do not exceed 2.20% and 1.03% until at least February 28, 2015 and February 28, 2017, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Special Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	955	1,232	2,021
Class C	323	694	1,192	2,562
Class I	102	318	552	1,225
Class R	162	502	866	1,889
Class Y	105	328	727	1,846

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Special Value Fund Class C	223	694	1,192	2,562

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing, under normal circumstances, in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the near future, with an emphasis on high quality growing businesses of companies that have increased their dividends over time. The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs). The Adviser looks primarily for companies whose stock is trading at prices below what the Adviser believes represent their true value.

The Fund will invest primarily in securities of large cap companies, but may also invest in securities of mid cap companies.

In making investment decisions for the Fund, the Adviser will invest the Fund's assets in stocks of companies that have exhibited characteristics of a high-quality growing business. The Adviser seeks to identify companies that have a track record of paying out, or the capability of paying out, higher dividends over time and which the Adviser believes can be purchased at a reasonable valuation. The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

The Adviser may from time to time generate portfolio turnover rates in excess of 100%.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Large cap dividend paying stocks may fall out of favor relative to the overall market.

■  Mid cap stocks may fall out of favor relative to stocks of larger or smaller companies.

■  Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

■  The portfolio manager may not execute the Fund's principal investment strategies effectively.

■  A company's earnings or dividends may not increase as expected.

■  To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

■  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 17.81% (quarter ended September 30, 2009) Lowest -26.71% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2013)
Average Annual Returns Victory Special Value Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years (or Life of Class)		Average Annual Returns, Inception Date
Class A		23.16%	14.10%	7.31%
Class C		28.42%	14.39%	6.98%
Class I		30.98%	15.83%	2.96%	[1]	Aug. 31, 2007
Class R		30.20%	15.07%	7.60%
After Taxes on Distributions Class A		23.16%	14.09%	6.33%
After Taxes on Distributions and Sale of Fund Shares Class A		13.11%	11.35%	5.66%
S&P 500 Index	[2]	32.39%	17.94%	7.41%
Russell MidCap® Index Index returns reflect no deduction for fees, expenses, or taxes.		34.76%	22.36%	10.22%
[1]	Performance is from August 31, 2007, inception date of Class I shares.
[2]	The S&P 500 Index is replacing the Russell MidCap Index as the primary index for the Fund. The Adviser believes that the S&P Index better reflects the Fund's portfolio composition in light of the Fund's revised principal investment strategies.